Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Oct. 25, 2022	Apr. 30, 2022	Feb. 08, 2022	Apr. 30, 2021	Jan. 14, 2021	Apr. 30, 2020	Dec. 17, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Jul. 22, 2015	Apr. 30, 2015
C000069675
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Hedge Multi-Strategy Tracker ETF
Account Value	$ 12,058	$ 11,516	$ 10,653		$ 10,581		$ 11,353		$ 10,227		$ 10,334	$ 10,175	$ 9,761	$ 9,721		$ 10,000
C000077928
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Merger Arbitrage ETF
Account Value	$ 12,527	11,207	11,350		11,374		12,020		11,021		11,009	10,739	10,553	9,921		10,000
C000170331
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Candriam International Equity ETF
Account Value	$ 14,405	12,903	11,801		10,929		11,856		8,382	$ 10,000
C000238086
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity ETF
Account Value	$ 12,203	12,044	10,685	$ 10,000
C000170332
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Large Cap Equity ETF
Account Value	$ 19,104	17,895	14,788		14,526		14,352		9,642	10,000
C000158453
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI FTSE International Equity Currency Neutral ETF
Account Value	$ 18,871	17,341	15,190		14,025		14,483		10,485		11,616	11,664	10,338	8,967	$ 10,000
C000232898
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI U.S. Large Cap R&D Leaders ETF
Account Value	$ 13,295	12,333	9,421		9,064	$ 10,000
C000232897
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Global Equity R&D Leaders ETF
Account Value	$ 12,494	11,554	9,461		8,965	10,000
C000223944
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Healthy Hearts ETF
Account Value	$ 12,809	12,275	11,717		11,229		10,562	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Account Value	$ 30,174	27,085	22,146		21,819		22,520		14,922		15,079	13,382	11,837	9,982		10,000
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Account Value	$ 24,424	21,776	18,394		17,828		18,478		12,715		13,245	12,439	10,987	9,583		10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Account Value	$ 14,120	12,543	11,478		10,587		11,526		8,240	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Account Value	$ 14,966	13,434	10,984	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Account Value	$ 18,348	16,470	13,467		13,267		13,694		9,074	10,000
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Account Value	$ 17,092	15,184	13,895		12,815		13,952		9,974		11,250	11,624	10,151	9,121	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Account Value	$ 12,755	11,450	9,362		9,224	10,000
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Account Value	$ 12,577	11,214	9,472		9,180	10,000
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Account Value	$ 14,245	12,702	10,729		10,398		10,777	10,000
NYLI Hedge Multi-Strategy Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Hedge Multi-Strategy Index
Account Value	$ 13,019	12,307	11,331		11,180		11,933		10,678		10,718	10,521	10,038	9,850		10,000
Barclay Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Hedge Fund Index
Account Value	$ 15,942	15,028	13,686		13,753		14,085		11,003		11,441	11,332	10,612	9,660		10,000
S&P 500® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Account Value	$ 30,280	27,122	22,214		21,750		21,795		15,005		14,966	13,266	11,781	10,055		10,000
NYLI Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Merger Arbitrage Index
Account Value	$ 13,475	12,073	12,111		12,040		12,603		11,477		11,420	11,095	10,846	10,123		10,000
Barclay Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Merger Arbitrage Index
Account Value	$ 16,443	15,557	14,771		14,543		14,472		11,978		12,028	11,343	11,287	10,560		10,000
S&P 500® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Account Value	$ 30,280	27,122	22,214		21,750		21,795		15,005		14,966	13,266	11,781	10,055		$ 10,000
NYLI Candriam International Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Candriam International Equity Index
Account Value	$ 14,562	13,015	11,863		10,969		11,877		8,373	10,000
NYLI Candriam U.S. Mid Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity Index
Account Value	$ 12,259	12,079	10,695	10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Account Value	$ 13,527	12,602	10,831	$ 10,000
NYLI Candriam U.S. Large Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Large Cap Equity Index
Account Value	$ 19,199	17,957	14,823		14,553		14,367		9,638	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Account Value	$ 18,974	16,927	13,800		13,441		13,413		9,188	$ 10,000
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Account Value	$ 19,570	17,927	15,667		14,408		14,867		10,717		11,844	11,905	10,476	9,035	10,000
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Account Value	$ 21,900	20,515	17,210		15,613		15,123		11,227		12,211	11,823	10,604	8,862	10,000
FTSE Developed ex North America Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America Net Tax (US RIC) Index
Account Value	$ 17,307	15,531	14,158		13,226		14,554		$ 10,197		$ 11,455	$ 11,958	$ 10,332	$ 9,204	$ 10,000
NYLI U.S. Large Cap R&D Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI U.S. Large Cap R&D Leaders Index
Account Value	$ 13,334	12,352	9,431		9,063	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Growth Index
Account Value	$ 13,766	12,020	9,120		8,911	10,000
NYLI Global Equity R&D Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Global Equity R&D Leaders Index
Account Value	$ 12,553	11,580	9,463		8,963	10,000
FTSE All-World Growth® Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World Growth<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Account Value	$ 12,605	11,262	9,090		8,962	$ 10,000
NYLI Candriam Healthy Hearts Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Candriam Healthy Hearts Index
Account Value	$ 13,058	12,450	11,818		11,280		10,573	10,000
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 13,515	12,084	10,288		10,080		10,660	10,000
MSCI World Health Care Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index (Net)
Account Value	$ 11,958	$ 11,837	$ 11,256		$ 10,769		$ 10,199	$ 10,000